		CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 - (unaudited)

		Principal	Value
96.97%	DEBT SECURITIES

25.34%	CORPORATE BONDS
0.78%	Communication Services:
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	$466,654
	RELX Inc. 10/15/2023 6.625%	1,000,000	999,290
	Sprint Corp. 006/15/2024 7.125%	550,000	554,919
			2,020,863
4.31%	Consumer Discretionary:

	Abercrombie Fitch 07/15/2025 8.750%	550,000	558,262
	Allison Transmission 10/01/2027 4.750%	550,000	518,287
	Brunswick Corp. 08/01/2027 7.125%	1,606,000	1,663,553
	Brunswick Corp. 08/18/2024 0.850%	1,000,000	940,243
	Ford Motor Company 10/01/2028 6.625%	550,000	565,837
	General Motors 09/30/2027 5.750%	500,000	406,875
	Hasbro Inc. 07/15/2028 6.600%	798,000	821,105
	Michael Kors USA Inc. 11/01/2024 4.250%^	1,700,000	1,637,083
	(US Treasury Note 9/30/2024 2.125% + 1.00%) 144A
	Paccar Financial Corp. 04/07/2025 2.850%	500,000	478,552
	PVH Corp. 11/15/2023 7.750%	839,000	841,141
	TAPESTRY INC 04/01/2025 4.250%	1,250,000	1,216,643
	Toll Brothers Finance Corp. 03/15/2027 4.875%	1,000,000	968,267
	United Airlines 2012-1 A 10/11/2025 4.150%	507,813	499,069
			11,114,917
0.63%	Consumer Staples:
	AMN 10/01/2027 4.625%	110,000	101,815
	Cargill, Inc. 04/22/2025 3.500%	500,000	484,950
	HCA Inc. 09/15/2025 7.580%	817,000	844,170
	PRA Health Sciences, Inc. 07/15/2026 2.875%	110,000	99,598
	Teva 05/09/2027 4.750%	100,000	92,507
			1,623,040
4.16%	Energy:
	Enbridge, Inc. 02/16/24 5.965%	500,000	499,632
	Energy Transfer LP 02/01/2024 4.900%	845,000	839,202
	Energy Transfer LP 01/15/2024 5.875%	1,100,000	1,100,186
	Energy Transfer LP 02/15/2028 VAR%	600,000	459,041
	Enlink Midstream Partner 4/01/2024 4.400%	600,000	589,769
	HF Sinclair 10/01/2023 2.625%	1,275,000	1,264,400
	Marathon Petroleum Corp. 09/15/2024 3.625%	659,000	641,681
	Occidental Petroleum 09/01/2025 5.875%	1,485,000	1,474,841
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	469,527
	Spectra Energy Partners 03/15/2024 4.750%	600,000	594,826
	Targa Resources Partners 03/01/2030 5.500%	500,000	481,185
	TransCanada Pipe 06/15/2029 7.700%	1,150,000	1,255,036
	Williams Companies 01/15/2025 3.900%	1,100,000	1,067,593
			10,736,919
6.98%	Financials:
	Ally 11/20/2025 5.750%	250,000	240,765
	Ares Financial 10/08/2024 4.000%	1,000,000	958,757

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Avolon Holdings Funding 05/15/2024 5.250% Bank of America 06/19/2164 4.375%^

(5 year US Treasury Rate + 2.000%) Barclays PLC 05/07/2026 2.852%

Banque Federative due Credit Mutuel 10/04/2026 1.604% Blackstone Private Credit 01/15/2025 2.700% Blackstone Private Credit 09/15/2024 1.750% CITIGROUP INC 06/19/2164 Perpetual

Credit Agricole SA 01/26/207 1.247%^

(US Treasury Note 12/31/2025 0.375% + 0.800%) 144A Element Fleet Management 4/06/2024 1.600%

EPR Properties 4/15/2028 4.950% Fifth Third Bank 10/27/2025 5.852%^

(US Treasury Note 9/30/2024 4.250% + 1.350%) First Citizens Bancshares 06/19/2164 8.838%^

(Quarterly US Libor + 3.972%) Goldman Sachs Group Inc. 3.650% ING Groep NV 03/29/2027 3.950% Lloyds Banking 03/18/2026 3.511%^

(US Treasury Note 2/15/2025 1.500% + 1.600%) MacQuarie Group 06/21/2028 4.098%

Old Republic 10/01/2024 4.875% RLI Corp. 09/15/2023 4.875%

SBL Holdings Inc. 11/13/2026 5.125% SLM Corp. 10/29/2025 4.200%

Societe Generale 11/24/2025 4.750% 144A

Societe General 03/28/2024 3.875% 144A Synchrony Bank 08/22/2025 5.400% Wells Fargo & Co. 08/15/2023 4.125%

4.12% Industrials:

1,000,000	$982,473
125,000	106,594
250,000	234,146
2,000,000	1,764,702
250,000	233,193
115,000	107,913
500,000	426,875
2,000,000	1,771,402
1,059,000	1,021,166
220,000	196,537
400,000	389,639
1,000,000	959,719
500,000	386,500
2,000,000	1,894,010
550,000	523,493
2,000,000	1,869,796
1,000,000	980,512
1,000,000	997,346
600,000	529,801
110,000	102,196
250,000	238,122
500,000	489,262
600,000	574,192
20,000	19,955

17,999,066
Aircastle Ltd. 05/01/2024 4.125%	1,100,000	1,070,360
Ball Corp. 03/15/2026 4.875%	500,000	486,356
Boeing Co. 02/01/2024 1.950%	1,000,000	977,183
Can-pack SA 11/01/2025 3.125%	500,000	457,430
Fluor Corp. 09/15/2028 4.250%	440,000	408,197
Hubbell Inc. 08/15/2027 3.150%	3,179,000	2,935,082
Jeld-Wen Inc. 05/15/2025 6.250%	550,000	554,813
Korn Ferry International 12/15/2027 4.625%	500,000	469,818
Ryder System Inc. 09/01/2025 3.350%	1,000,000	949,194
Sealed Air Corp. 12/01/2024 5.125%	500,000	494,100
Timken Co. 05/08/2028 6.875%	300,000	304,002
Timken Co. 12/15/2028 4.500%	500,000	475,160
Weyerhaeuser Co. 02/15/2026 7.700%	1,000,000	1,051,343
		10,633,038
		CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 - (unaudited)

0.93%	Information Technology:
	Micron Technology Inc. 02/15/2027 4.185%	250,000	$239,526
	Qorvo Inc. 12/15/2024 1.750%	550,000	511,416
	Trimble Inc. 12/01/2024 4.750%	1,200,000	1,177,770
	Western Digital Corp. 02/15/2026 4.750%	500,000	476,259
			2,404,971
1.93%	Materials:
	Celanese US Holdings LLC 03/15/2025 6.050%	1,000,000	995,914
	FMC Corp. 10/01/2026 3.200%	800,000	742,540
	Nutrien Ltd. 11/07/2024 5.900%	500,000	500,147
	Reliance Steel & Aluminum 08/15/2025 1.300%	1,000,000	912,900
	Steel Dynamics Inc. 12/15/2026 5.000%	813,000	800,520
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	84,901
	Worthington Industries 04/15/2026 4.550%	1,000,000	945,294
			4,982,216
1.50%	Utilities:
	Jersey Central 04/01/2024 4.700%	1,000,000	989,386
	Southern Co. 07/01/2023 2.950%	1,858,000	1,858,000
	Washington Gas Light 10/09/2026 6.820%	1,000,000	1,019,216
			3,866,602
25.34%	TOTAL CORPORATE BONDS		65,381,632
49.23%	ASSET BACKED BONDS
	AM Capital Funding LLC 12/15/2023 4.980%	580,000	579,539
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	935,398
	American Credit Aceptance 06/13/2028 4.850% 144A	1,100,000	1,051,053
	American Credit Acceptance 02/14/2028 1.820%	720,000	702,718
	American Credit Acceptance 06/13/2028 4.410% 144A	2,062,500	2,019,499
	American Credit Acceptance 12/12/2025 2.970% 144A	521,536	518,930
	American Credit Acceptance 05/13/2026 5.650%	2,000,000	1,996,516
	American Credit Acceptance 12/14/2026 1.310%	317,842	314,016
	Angel Oak Mortgage 01/25/2066 0.909%	72,590	59,604
	Aqua Finance Trust 07/17/2046 1.900%	569,676	525,903
	Ari Fleet Lease Trust 03/15/2030 0.370%	26,677	26,480
	Arivo Acceptance LLC 05/15/2028 3.930% 144A	787,601	764,540

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Arivo Acceptance LLC 01/16/2029 6.900% Avid Automobile 07/15/2026 3.140% Avid Automobile 12/15/2027 7.350% AVIS Budget Rental Car 03/20/2026 2.650% DT Auto Owner Trust 02/18/2025 3.480%

Carmax Auto Owner Trust 10/15/2027 1.550% 144A Carmax Auto Owner Trust 02/15/2024 4.964% Carmax Auto Owner Trust 01/15/2026 5.570% Carvana Auto Receivables Trust 01/15/2026 5.640% Carvana Auto Receivables Trust 12/11/2028 2.310% Carvana Auto Receivables Trust 12/11/2028 4.130% Carvana Auto Receivables Trust 03/10/2028 1.070% Carvana Auto Receivables Trust 03/10/2028 2.900% Carvana Auto Receivables Trust 11/10/2028 5.540% Carvana Auto Receivables Trust 08/10/2026 5.980% Carvana Auto Receivables Trust 09/11/2028 1.240% Carvana Auto Receivables Trust 01/15/2026 3.430% Carvana Auto Receivables Trust 04/12/2027 6.360% CCG Receivables Trust 03/14/2024 5.395% Citigroup Mortgage 08/25/2050 2.500%

COMM Mortgage Trust 09/15/2033 7.380% CPS Auto Trust 04/15/2030 4.180%

CPS Auto Trust 04/15/2030 4.880%

CPS Auto Trust 07/15/2025 4.300%

CPS Auto Trust 08/15/2028 5.190%

CPS Auto Trust 10/15/2029 7.140%

CPS Auto Trust 11/15/2030 10.720% Credit Acceptance Auto 05/15/2030 1.000% Credit Suisse Mortgage Trust 04/25/2044 3.779% Credit Suisse Mortgage Trust 04/25/2044 3.779% Drive Auto Receivables Trust 10/15/2026 3.180% Drive Auto Receivable 10/15/2027 0.870%

DT Auto Owner Trust 02/16/2027 1.500%

DT Auto Owner Trust 05/17/2027 1.310%

DT Auto Owner Trust 01/18/2028 2.380%

DT Auto Owner Trust 03/15/2028 4.720%

DT Auto Owner Trust 06/15/2026 1.470%

DT Auto Owner Trust 11/17/2025 2.550% Exeter Auto Receivables 01/15/2026 5.200% Exeter Auto Receivables 03/17/2025 3.710% Exeter Auto Receivables 07/17/2028 4.560% Exeter Auto Receivables 10/15/2029 6.340% Exeter Auto Receivables 01/15/2026 0.740% Exeter Auto Receivables 01/15/2026 0.690% Exeter Auto Receivables 12/15/2026 4.860% Exeter Auto Receivables 10/15/2027 1.460%

Federal Home Loan Mortgage Corp. 12/25/2041 6.969% Federal Home Loan Mortgage Corp. 01/25/2031 9.433% Federal Home Loan Mortgage Corp. 07/25/2042 8.669% 144A Federal Home Loan Mortgage Corp. 02/25/2046 0.220% Federal Home Loan Mortgage Corp. 02/25/2047 0.170% Federal Home Loan Mortgage Corp. 08/25/2042 0.046% Federal Home Loan Mortgage Corp. 09/25/2042 7.568% 144A Federal Home Loan Mortgage Corp. 10/25/2032 3.000%

815,133	$808,727
974,282	972,032
900,000	889,126
2,275,000	2,140,227
211,002	210,649
250,000	227,339
261,474	261,396
1,000,000	1,001,313
1,633,461	1,628,629
149,453	145,605
550,000	512,844
338,481	310,255
100,000	88,770
175,000	169,044
3,000,000	2,991,660
357,441	329,968
1,929,555	1,906,981
1,635,282	1,629,743
601,529	601,198
79,221	65,677
65,000	49,692
47,397	47,043
1,250,000	1,229,188
994,223	981,966
2,200,000	2,115,641
1,100,000	1,006,699
450,000	459,214
2,684,876	2,615,064
1,059,929	993,863
808,652	680,935
585,980	582,026
2,500,000	2,440,935
1,332,000	1,240,422
1,200,000	1,082,250
250,000	227,180
2,000,000	1,935,058
1,422,602	1,391,463
1,004,105	981,578
1,000,000	998,374
308,505	306,677
550,000	523,532
962,500	864,184
920,968	909,217
796,699	791,499
1,608,000	1,587,313
1,000,000	956,965
250,000	243,595
1,000,000	1,074,376
250,000	255,309
22,862,461	57,979
27,955,599	61,279
684,819	90,549
605,828	608,670
96,175	95,560

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Federal Home Loan Mortgage Corp. 11/25/2046 0.170% First Investors Auto 01/15/2027 2.030%

First Investors Auto 06/15/2029 5.410%

First Investors Auto 12/15/2025 2.800% Flagship Credit 09/15/2027 1.460% Flagship Credit 04/15/2026 3.800% Ford Credit 04/15/2024 5.028% Foursight Capital Auto 05/15/2028 3.070% Freddie Mac 05/15/2027 3.000% Freddie Mac 03/15/2045 3.500% Freddie Mac 07/15/2029 3.000% Freddie Mac - STACR 05/25/2042 7.170% GCAT 08/25/2066 1.915%

GLS Auto Receivable Trust 07/15/2027 4.310% GLS Auto Receivables 02/18/2025 3.540% GLS Auto Receivables 05/15/2025 2.960% GLS Auto Receivables 08/15/2025 3.060% GM Financial Autombile 02/20/2024 4.948% Government National Mortgage 03/16/2043 5.510% Government National Mortgage 12/16/2040 4.000% Government National Mortgage 07/20/2028 3.500% GS Mortgage Securities 09/10/2047 4.162% Harvest SBA Loan Trust 06/25/2047 7.290% 144A HPEFS Equipment Trust 03/20/2024 5.450% Hyundai Auto Receivables 04/15/2024 5.167%

JP Morgan Commercial Mortgage 05/25/2050 3.500% 144A JP Morgan Commercial Mortgage 10/25/2029 2.764% 144A JPMBB Commercial Mortgage 05/15/2048 3.342%

JP Morgan Trust 01/25/2051 3.000% 144A

JP Morgan Chase 01/25/2028 1.886% 144A LAD Auto Receivables Trust 06/15/2027 5.930% LAD Auto Receivables Trust 08/17/2026 1.300% LAD Auto Receivables Trust 04/15/2030 6.850% LendingPoint 02/15/2030 6.560%

Lobel Automobile 07/15/2026 6.970%

Mariner Finance 07/20/2032 2.960% Marlette Funding Trust 12/17/2029 3.760% Mass Mututal Life 11/15/2023 7.625%

Mill City Mortgage 04/25/2066 3.500% 144A Monongahela Power 04/15/2024 4.100% Morgan Stanley ReRemic Trust 12/26/2046 4.737% Navient Student Loans 02/18/2042 3.190% 144A

Newtek Small Business Loan Trust 02/25/2044 6.840% 144A Oasis Securitisation 02/15/2035 7.000%

Pagaya AI Debt Selection Trust 05/15/2029 1.150% Pagaya AI Debt Section Trust 05/17/2027 6.430% Pagaya AI Debt Section 01/25/2029 3.000% Provident Funding Mortgage 04/25/2051 2.500% 144A Prestige Auto Receivables 08/15/2025 3.010% Saluda Grade 06/25/2053 7.162%

Santander Consumer Auto 04/15/2026 5.490% Santander Drive 01/15/2027 1.480% Santander Drive 02/16/2027 1.260% Santander Drive 11/16/2026 1.130% Santander Drive 2022-1 C 04/17/2028 2.560% Santander Drive Auto 01/15/2026 1.010% Santander Drive Auto 03/16/2026 5.870%

42,004,933	$86,446
785,354	764,659
500,000	451,010
1,295,000	1,282,084
350,000	320,060
616,773	614,585
439,785	439,637
600,000	545,584
1,830,469	69,534
434,270	420,540
159,883	158,415
2,020,640	2,033,532
165,379	140,954
725,000	697,083
95,509	95,212
285,464	283,472
1,898,586	1,877,297
71,736	71,716
2,626	2,621
4,146,916	683,068
380,967	378,209
750,000	714,384
711,815	681,562
1,093,189	1,092,442
983,171	982,848
49,706	43,833
93,258	87,659
243,892	232,393
147,625	142,769
46,002	45,734
750,000	746,332
1,142,188	1,113,325
726,000	723,348
358,964	358,483
1,080,120	1,073,802
378,158	375,432
2,840,756	2,807,976
375,000	375,828
788,028	747,202
1,000,000	982,781
38,262	38,165
74,129	73,917
665,709	657,085
258,799	257,515
141,342	140,021
1,799,734	1,794,992
29,957	28,750
845,193	678,433
3,000,000	2,978,586
977,059	974,640
2,500,000	2,483,235
225,000	217,330
1,000,000	961,211
3,595,000	3,438,280
500,000	477,540
417,019	415,363
3,000,000	2,996,838

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Santander Retail 11/20/2025 1.410%

Santander Drive Auto 10/15/2025 0.330%

SCF Equipment Trust LLC 04/20/2026 2.470%

SCF Equipment Trust LLC 08/21/2028 0.830%

SCF Equipment Trust LLC 07/20/2032 5.260%

Seashine Holding 05/20/2025 6.000%

Sequoia Mortgage Trust 04/25/2050 3.000%

Spruce Hill Mortgage Loan Trust 01/28/2050 2.521%

SMB Private Education 09/15/2037 2.230%

SOFI Consumer 09/25/2030 1.300%

Towd Point 02/25/2063 6.875%

TRI Pointe Grup 06/15/2024 5.875%

Tricolor Auto Group 06/15/2028 13.450%

Tricolor Auto Group 02/18/2025 3.300%

Tricon American Homes 01/17/2036 3.473%

Trinity Rail Leasing 10/18/2049 2.390%

Triton Container 06/07/2024 1.150%

United Auto Credit 11/10/2028 5.000%

United Auto Credit 04/10/2029 10.000%

Upstart Structured 11/15/2030 7.010%

USASF Receivables LLC 03/17/2025 1.490%

USASF Receivables LLC 03/15/2027 9.350%

USASF Receivables LLC 04/15/2025 3.980%

VEROS Auto Receivables 11/15/2028 7.120%

Veros Auto Receivables 07/16/2029 7.230%

Verus Securitization Trust 11/25/2059 3.192%

Verus Securitization Trust 07/25/2059 2.910%

Warner Media Holdings 03/15/2024 3.428%

Westlake Automobile 03/15/2027 3.490%

Westlake Automobile 01/15/2026 2.760%

Westlake Automobile 03/15/2024 5.266% 144A

WinWater Mortgage Loan Trust 01/20/2046 3.771%

World Omni Auto 02/15/2024 4.867%

World Omni Select 03/15/2027 5.918%

49.23% TOTAL ASSET BACKED BONDS

22.40% TREASURY NOTES

1,170,000	$1,117,893
520,402	515,031
289,337	288,108
360,371	351,546
500,000	435,671
1,800,000	1,726,470
197,586	186,832
685,366	677,581
1,215,675	1,114,256
924,000	893,936
543,511	540,429
1,000,000	992,500
600,000	613,764
230,217	228,851
459,000	450,658
289,065	270,146
1,827,000	1,732,573
850,000	760,690
600,000	570,409
911,081	909,304
510,699	504,191
2,040,000	2,051,750
463,230	444,666
969,891	967,989
1,900,000	1,766,149
394,375	379,498
22,600	21,766
1,000,000	981,817
487,200	461,622
2,160,000	2,125,198
1,176,983	1,176,156
175,264	160,754
353,984	353,831
2,000,000	1,997,398
126,995,859
	TREASURY BILL 09/28/2023 (1)	5,000,000	4,935,241
	TREASURY BILL 08/22/2023 (1)	5,000,000	4,962,035
	US TREASURY 02/15/2024 2.750%	5,000,000	4,918,164
	US TREASURY 11/30/2023 2.125%	5,000,000	4,934,570
	US TREASURY 01/31/2027 1.500%	1,287,000	1,165,790
	US Treasury 11/15/2024 0.750%	5,000,000	4,702,735
	US Treasury 11/30/2023 0.500%	6,700,000	6,568,097
	US TREASURY N/B 02/28/2027 1.875%	4,000,000	3,666,564
	US TREASURY 03/31/2024 2.250%	5,000,000	4,883,203
	US TREASURY N/B 01/31/2025 4.125%	17,300,000	17,028,338
22.40%	TOTAL TREASURY NOTES		57,764,737
96.97%	TOTAL DEBT SECURITIES		250,142,228
0.23%	PREFERRED STOCK	Shares
	Farm Credit Bank 6.700% Perpetual	6,000	607,500
0.23%	TOTAL PREFERRED STOCK		607,500
	CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 - (unaudited)

12.89%	MONEY MARKET FUND
	Federated Government Obligation Institutional Shares, 4.92% (A)	33,269,830	$33,269,830
110.09%	TOTAL INVESTMENTS		284,019,558
-10.09%	Liabilities in excess of other assets		(26,028,110)
100.00%	NET ASSETS		$257,991,448

(A)Effective 7 day yield as of June 30, 2023

(1) Zero-coupon bond

^ Rate is determined periodically. Rate shown is the rate in effect on June 30, 2023.

144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $17,024,179 and is 6.79% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
CORPORATE BONDS		$-	$65,381,632	$-	$65,381,632
ASSET BACKED BONDS		-	126,995,859	-	126,995,859
U.S. TREASURY NOTES		57,764,737	-	-	57,764,737
PREFERRED STOCKS		607,500	-	-	607,500
MONEY MARKET FUNDS		33,269,830	-	-	33,269,830
TOTAL INVESTMENTS		$91,642,067	$192,377,491	$-	$284,019,558

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.
At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $290,049,543 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$229,088
	Gross unrealized depreciation			(6,259,073)
	Net unrealized appreciation			$(6,029,985)